STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

July 27, 2010	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  John Grzeskiewicz

Re:           Strategic Funds, Inc.—Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Strategic Funds, Inc. (the "Registrant"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement").  The Registration Statement contains:  (1) a Prospectus/Proxy Statement that reflects a proposal to the shareholders of Dreyfus Structured Midcap Fund, a series of Advantage Funds, Inc. (the "Structured Fund"), to transfer the Structured Fund's assets, subject to its liabilities, to Dreyfus Active MidCap Fund, a series of the Registrant (the "Acquiring Fund"); and (2) a Prospectus/Proxy Statement that reflects a proposal to the shareholders of Dreyfus S&P STARS Opportunities Fund, a series of Dreyfus Manager Funds I (the "STARS Opportunities Fund"), to transfer the STARS Opportunities Fund's assets, subject to its liabilities, to the Acquiring Fund (each, a "Prospectus/Proxy").  The Structured Fund normally invests primarily in stocks of companies included in the Standard & Poor's ("S&P") MidCap 400 Index or the Russell Midcap Index at the time of purchase.  The STARS Opportunities Fund normally invests primarily in securities that have been ranked at the time of purchase by S&P analysts according to S&P's STock Appreciation Ranking System (or "STARS").  The Acquiring Fund normally invests primarily in "midsize companies," which it defines as companies included in the Russell Midcap Index at the time of purchase.  Each fund is an open-end investment company advised by The Dreyfus Corporation ("Dreyfus").

Shareholders of the Structured Fund and the STARS Opportunities Fund (each, an "Acquired Fund") will receive Class A, Class B, Class C or Class I shares of the Acquiring Fund corresponding to their Class A, Class B, Class C or Class I shares of the Acquired Fund with a value equal to the value of their investment in the Acquired Fund as of the closing date.

The Registrant will file a Post-Effective Amendment that will include copies of the final tax opinions.

Each Acquired Fund's Special Meeting of Shareholders currently is planned for November 17, 2010.  Each Acquired Fund intends to mail its Prospectus/Proxy to its shareholders in August 2010.

For each reorganization, the Acquiring Fund has been determined to be the accounting survivor, after consideration of certain factors including those set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994).  Such determinations were made in consultation with the Acquired Funds' and the Acquiring Fund's (each, a "Fund" and collectively, the "Funds") independent registered public accounting firms and Stroock, counsel to the Funds and to the independent board members of the Funds.  These factors include those noted below:

●
Investment Adviser.  As described in the Registration Statement, the Funds have the same investment adviser.  Dreyfus has engaged its affiliate, Mellon Capital Management Corporation ("Mellon Capital"), to serve as the Structured Fund's sub-investment adviser.  Messrs. Buckley, Dunn and Slattery of Mellon Capital serve as the Structured Fund's primary portfolio managers.  Messrs. Chiang and Boggs, each a dual employee of Mellon Capital and Dreyfus, serve as the primary portfolio managers of the STARS Opportunities Fund and the Acquiring Fund.  Dreyfus will continue to serve as investment adviser to the combined fund, and Messrs. Chiang and Boggs will serve as primary portfolio managers for the combined fund.

●
Investment Objectives, Policies and Restrictions.  As described in the Registration Statement, the Funds have similar investment objectives and substantially similar investment policies and restrictions.  Each of the Funds invests primarily in securities of midsize companies, but the Funds use different investment processes and approaches to stock selection.  The Acquiring Fund normally invests primarily in "midsize companies," which it defines as companies included in the Russell Midcap Index at the time of purchase.  The Structured Fund normally invests primarily in stocks of companies included in the S&P MidCap 400 Index or the Russell Midcap Index at the time of purchase.  The STARS Opportunities Fund normally invests primarily in securities that have been ranked at the time of purchase by S&P analysts according to S&P's STock Appreciation Ranking System (or "STARS").  The Acquiring Fund's investment objective, policies and restrictions will be used to manage the combined fund after each reorganization.

●
Expense Structure and Expense Ratios.  As described in the Registration Statement, with the exception of different management fees, the Funds have identical expense structures.  The Acquiring Fund's expense structure, including its class structure, sales loads, and the management, Rule 12b-1 and shareholder services fees, will be the expense structure of the combined fund after each reorganization.  The Acquiring Fund will have the same or lower net expense ratio for each class of shares as the corresponding class of shares of each Acquired Fund as of its most recent fiscal year end.

●
Asset Size.  The Funds have a wide range of asset sizes, with the Acquiring Fund having the most assets.  As of July 23, 2010, the Structured Fund, the STARS Opportunities Fund and the Acquiring Fund had net assets of approximately $99.7 million, $174.2 million and $440.4 million, respectively.

●
Portfolio Composition.  Because the Funds have similar investment objectives and substantially similar investment policies and restrictions, the Funds can be expected to have some portfolio holdings overlap.  Each Fund may engage in significant portfolio turnover as part of its investment management strategy.  The portfolio composition of the combined fund after each reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions.

It is appropriate for the Acquiring Fund to be the accounting survivor because the Acquiring Fund's investment objective, policies and restrictions and expense structure will be used in managing the combined fund.  In addition, the Acquiring Fund has a larger asset base than both of the Acquired Funds.  The Acquiring Fund's adviser and primary portfolio managers will continue in their roles for the combined fund after each reorganization.  Finally, the portfolio composition of the combined fund after each reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions.

The Funds' Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

July 27, 2010

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  John C. Grzeskiewicz, Esq.

Re:	Strategic Funds, Inc.—Registration Statement on Form N-14

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant, on behalf of Dreyfus Active MidCap Fund, acknowledges the following:

●	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

●	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

●	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

STRATEGIC FUNDS, INC.

By: /s/  Jeff Prusnofsky
       Jeff Prusnofsky
       Vice President